Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

(Millions of US dollars)	31 March 2021	31 March 2020
Senior unsecured notes:
Principal amount 4.750% notes due 2025	$—	$400.0
Principal amount 3.625% notes due 2026 (€400.0 million)	468.3	440.7
Principal amount 5.000% notes due 2028	400.0	400.0
Total	868.3	1,240.7

Unsecured revolving credit facility	—	130.0

Unamortized debt issuance costs:
Principal amount 4.750% notes due 2025	—	(4.3)
Principal amount 3.625% notes due 2026 (€400.0 million)	(4.2)	(5.0)
Principal amount 5.000% notes due 2028	(4.3)	(4.9)
Unsecured revolving credit facility	(1.2)	(1.9)
Total Long-term debt	$858.6	$1,354.6

Weighted average interest rate of Long-term debt	4.3%	4.3%
Weighted average term of available Long-term debt	4.5 years	5.3 years

Fair value of Senior unsecured notes (Level 1)	$904.7	$1,147.7